Balances and transactions with related parties: Receivable/Payable (Details) - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Related parties:
Accounts receivable	$ 197	$ 284
Payables to related parties	(53,795)	(97,312)
Payables to related parties, net	(53,598)	(97,028)
Autobuses de Oriente
Related parties:
Accounts receivable	197	284
Payables to related parties	(127)
Inversiones y Tecnicas Aeroportuarias, S. A. de C. V.
Related parties:
Payables to related parties	(53,257)	(96,769)
Key Management
Related parties:
Payables to related parties	$ (411)	$ (543)